Exhibit 1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

Independent Accountants’ Agreed-Upon Procedures Report

Benefit Street Partners Realty Operating Partnership, L.P. (the “Company”)

J.P. Morgan Securities LLC

Barclays Capital Inc.

Wells Fargo Securities, LLC
Citigroup Global Markets Inc.
Atlas SP Partners, L.P.

ATLAS SP Securities, a division of Apollo Global Securities, LLC

(collectively, the “Specified Parties”)

Re: BSPRT 2026-FL13 Issuer, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BSPRT 2026-FL13 CSR Accounting Tape.xlsx” provided by the Company on March 19, 2026 (the “Data File”), containing information on 44 collateral interests (the “Collateral Interests”) and the 90 related mortgaged properties (the “Mortgaged Properties”) as of March 9, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by BSPRT 2026-FL13 Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Term SOFR Assumption” means the Term SOFR rate of 3.66996%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Term SOFR Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
March 19, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Property Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll Statement, Certified Rent Roll, Company Underwritten Cash Flow Statement, STR Report, Appraisal Report
Unit of Measure	Underwritten Rent Roll Statement, Certified Rent Roll, Company Underwritten Cash Flow Statement, STR Report, Appraisal Report
Occupancy (%)	Underwritten Rent Roll Statement, Certified Rent Roll, Company Underwritten Cash Flow Statement, STR Report
Occupancy Date	Underwritten Rent Roll Statement, Certified Rent Roll, Company Underwritten Cash Flow Statement, STR Report
Ownership Interest	Title Policy, Ground Lease
Loan Purpose	Settlement Statement, Purchase and Sale Agreement, Loan Agreement
Note Date	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
First Payment Date	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
A-1

Attribute	Source Document(s)
Mortgage Loan Commitment Original Balance ($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, ALA Schedule
Mortgage Loan Initial Funded Amount ($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Settlement Statement, ALA Schedule
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Servicing Screenshots, Amortization Schedule, ALA Schedule
Future Funding Advance Conditions	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Mortgage Loan Balloon Balance ($)	Servicer Report, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Amortization Schedule, ALA Schedule
Rate Type	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Index Conversion Document
Index	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Index Conversion Document
Mortgage Loan Margin	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Index Conversion Document
Mortgage Loan Margin Change (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Mortgage Loan Margin Change Description	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Mortgage Loan Index Floor	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Mortgage Loan Index Cap	Rate Cap Confirmation, Rate Cap Bid Package
Mortgage Loan Index Cap Termination Date	Rate Cap Confirmation, Rate Cap Bid Package
Mortgage Loan Index Cap Provider	Rate Cap Confirmation, Rate Cap Bid Package
Collateral Interest Margin	Loan Split Schedule, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
A-2

Attribute	Source Document(s)
Junior Participation Balloon Payment ($)	Loan Split Schedule, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Junior Participation Cut-off Date Margin	Loan Split Schedule, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
ARD Loan (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Extension Options (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Extension Options Description	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Amortization Type During Extensions	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Amortization Type During Extensions Description	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
First Extension Period (months)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
First Extension Fee	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
First Extension Period Requirements	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
First Extension Cap	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
A-3

Attribute	Source Document(s)
Second Extension Period (months)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Second Extension Fee	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Second Extension Period Requirements	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Second Extension Cap	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Third Extension Period (months)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Third Extension Fee	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Third Extension Period Requirements	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Third Extension Cap	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Fully Extended Maturity Date	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Extension Document
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Third Most Recent Occupancy (For Hospitality)	Company Underwritten Cash Flow Statement
Third Most Recent ADR	Company Underwritten Cash Flow Statement
Third Most Recent RevPAR	Company Underwritten Cash Flow Statement
A-4

Attribute	Source Document(s)
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent Occupancy (For Hospitality)	Company Underwritten Cash Flow Statement
Second Most Recent ADR	Company Underwritten Cash Flow Statement
Second Most Recent RevPAR	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent Occupancy (For Hospitality)	Company Underwritten Cash Flow Statement
Most Recent ADR	Company Underwritten Cash Flow Statement
Most Recent RevPAR	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten ADR	Company Underwritten Cash Flow Statement
Underwritten RevPAR	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
A-5

Attribute	Source Document(s)
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized ADR	Company Underwritten Cash Flow Statement
Underwritten Stabilized RevPAR	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized ADR	Company Underwritten Cash Flow Statement
Appraisal Stabilized RevPAR	Company Underwritten Cash Flow Statement
Borrower	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Recourse	Guaranties, Loan Agreement
Recourse Provisions	Guaranties, Loan Agreement
Recourse Carveout Guarantor	Guaranties, Loan Agreement
Sponsor	Guaranties, Loan Agreement
Affiliated Sponsor (Y/N)	Guaranties, Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, TIC Agreement
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal Report
Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal Report
Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal Report
# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal Report
A-6

Attribute	Source Document(s)
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Loan Agreement
Seismic Report Date	Seismic Report, Engineering Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
Lockbox Type	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, DACA Agreement, BACA Agreement, DAISA Agreement, Cash Sweep Report
Cash Management Type	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, DACA Agreement, BACA Agreement, DAISA Agreement, Cash Management Agreement, Cash Sweep Report
Cash Management Trigger Event	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, DACA Agreement, BACA Agreement, DAISA Agreement, Cash Management Agreement, Cash Sweep Report
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Tax Escrow (Cut-off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Tax Escrow (Monthly) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Springing Tax Escrow Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
A-7

Attribute	Source Document(s)
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Insurance Escrow (Monthly)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Springing Insurance Escrow Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Replacement Reserve (Cut-off Date)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Replacement Reserve (Monthly)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Replacement Reserve Cap($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Springing Replacement Reserve Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
TI/LC Reserve (Monthly)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
TI/LC Reserve Cap($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
A-8

Attribute	Source Document(s)
Springing TI/LC Reserve Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Debt Service Reserve (Monthly)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Debt Service Reserve Cap($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Springing Debt Service Reserve Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves (Cut-Off Date)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves (Monthly)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
A-9

Attribute	Source Document(s)
Other Reserves Cap ($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves 2 (Cut-Off Date) ($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves 2 (Monthly)($)	Servicer Report, Servicer Screenshot, Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves 2 Cap ($)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Other Reserves 2 Description	Settlement Statement, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Subordinate Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Type	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Promissory Note
Subordinate Debt Margin	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Amortization Type	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Rate Type	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
A-10

Attribute	Source Document(s)
Subordinate Debt Index Floor	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Index Cap	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Index Rounding	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Index	Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Subordinate Debt Accrual	Loan Agreement, Mezzanine Loan Agreement, Mezzanine Loan Amendment, Mezzanine Loan Modification, Mezzanine Promissory Note
Future Debt Permitted (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Permitted Future Debt Type	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Grace Period Default (Days)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Grace Period Late (Days)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Initial Prepayment Provision	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note. For Collateral Interests with minimum fixed interest based on a dollar amount, "MI" period is calculated using: i) the dollar amount described in Upfront Minimum Interest Period, divided by ii) the product of (a) Mortgage Loan Commitment Original Balance ($), (b) Mortgage Loan Cut-off Date Interest Rate, (c) 365/360, and (d) 1/12, then rounded down to the nearest whole number of months, less any lockout period as sourced from the Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, or Promissory Note
Upfront Minimum Interest Period	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
A-11

Attribute	Source Document(s)
Appraisal Firm	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Interest Accrual Basis	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Interest Accrual Period Start	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Interest Accrual Period End	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Index Rounding Factor	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Index Conversion Document
Lookback Period	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note, Index Conversion Document
Single-Tenant (Y/N)	Underwritten Rent Roll Statement, Certified Rent Roll
Property Manager	Management Agreement, Loan Agreement, Loan Amendment, Loan Modification
Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
2nd Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
2nd Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
2nd Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
3rd Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
A-12

Attribute	Source Document(s)
3rd Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
3rd Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
4th Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
4th Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
4th Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
5th Largest Tenant Name	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
5th Largest Tenant Square Feet	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
5th Largest Tenant Expiration Date	Underwritten Rent Roll Statement, Certified Rent Roll, Lease, Appraisal Report
Hotel Franchise	Loan Agreement, Franchise Agreement
Hotel Franchise Expiration Date	Loan Agreement, Franchise Agreement
As-Is Appraised Value Type	Appraisal Report
Stabilized Appraised Value Type	Appraisal Report
Senior Participation Margin	Loan Split Schedule, Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note
Underwritten NCF Description	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF Description	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF Description	Company Underwritten Cash Flow Statement
Amortization Type During Initial Term Description	Loan Agreement, Loan Amendment, Loan Modification, Security Instrument, Promissory Note

A-13

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
Unclosed/Closed	Provided by the Company
Collateral Interest Status	Provided by the Company
Collateral Interest / Property Flag	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest/Mortgaged Property Name	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company
Junior Participation Cut-off Date Balance	Provided by the Company
Control	Provided by the Company

A-14

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Commitment Original Balance / Unit ($)	Mortgage Loan Commitment Original Balance ($) divided by Number of Units
Mortgage Loan Initial Unfunded Future Funding Amount ($)	Mortgage Loan Commitment Original Balance ($) minus Mortgage Loan Initial Funded Amount ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by Number of Units
Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Mortgage Loan Balloon Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Balloon Balance / Unit ($)	Mortgage Loan Balloon Balance ($) divided by Number of Units
Mortgage Loan Annual Debt Service Payment (IO) ($)	Product of i) Mortgage Loan Cut-off Date Balance ($), ii) Mortgage Loan Cut-off Date Interest Rate, and iii) 365/360. For Collateral Interests that have Amortization Type During Initial Term equal to “Amortizing Balloon” or "Partial IO", set equal to “N/A”.
Mortgage Loan Annual Debt Service Payment (P&I) ($)	Product of i) Mortgage Loan Cut-off Date Balance ($), ii) Mortgage Loan Cut-off Date Interest Rate, and iii) 365/360. For Collateral Interests that have Amortization Type During Initial Term equal to “Amortizing Balloon” or "Partial IO", the average monthly payment during the Original Loan Term (Remaining), using the principal payments as sourced from the Loan Agreement, Loan Amendment, Loan Modification, Amortization Schedule, Security Instrument and Promissory Note and Mortgage Loan Cut-off Date Interest Rate, and multiplied by 12.
Mortgage Loan Annual Debt Service Payment (Cap) ($)	Product of i) Mortgage Loan Cut-off Date Balance ($), ii) Mortgage Loan Rate Cap, and iii) 365/360. For Collateral Interests that have Rate Type equal to “Fixed", set equal to “N/A”.
B-1

Attribute	Calculation Methodology
Mortgage Loan Maturity Annual Debt Service (P&I) ($)	Product of i) Mortgage Loan Balloon Balance ($), ii) Mortgage Loan Cut-off Date Interest Rate, and iii) 365/360. For Collateral Interests that have Amortization Type During Initial Term equal to “Amortizing Balloon” or "Partial IO", the average monthly payment during the Original Loan Term (Remaining), using the principal payments as sourced from the Loan Agreement, Loan Amendment, Loan Modification, Security Instrument and Promissory Note and Mortgage Loan Cut-off Date Interest Rate, and multiplied by 12.
Mortgage Loan Maturity Annual Debt Service (Cap) ($)	Product of i) Mortgage Loan Balloon Balance ($), ii) Mortgage Loan Rate Cap, and iii) 365/360. For Collateral Interests that have Rate Type equal to “Fixed", set equal to “N/A”.
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Collateral Interest Balloon Balance ($)	Equals the Collateral Interest Cut-off Date Balance ($)
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Collateral Interest Balloon Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) divided by Senior Participation Cut-off Date Balance multiplied by Senior Participation Annual Debt Service. For Collateral Interests that have Amortization Type During Initial Term equal to “Amortizing Balloon” or "Partial IO", set equal to “N/A”.
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) divided by Senior Participation Cut-off Date Balance multiplied by Senior Participation Annual Debt Service
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) divided by Senior Participation Cut-off Date Balance multiplied by Senior Participation Annual Debt Service (Cap). For Collateral Interests that have Rate Type equal to “Fixed", set equal to “N/A”.
Pari Passu Funded Amount	Senior Participation Cut-off Date Balance minus Collateral Interest Cut-off Date Balance ($)
B-2

Attribute	Calculation Methodology
Index Rate Assumption	Term SOFR Assumption rounded based on Index Rounding Factor
Mortgage Loan Cut-off Date Interest Rate	Mortgage Loan Margin plus the greater of i) Index Rate Assumption and ii) Mortgage Loan Index Floor
Mortgage Loan Rate Cap	Mortgage Loan Margin plus Mortgage Loan Index Cap
Mortgage Loan Rate Floor	Mortgage Loan Margin plus Mortgage Loan Index Floor
Collateral Interest Cut-off Date Interest Rate	Senior Participation Margin plus the greater of i) Index Rate Assumption and ii) Mortgage Loan Index Floor
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Junior Participation Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Junior Participation Cut-off Date Interest Rate	Junior Participation Cut-off Date Margin plus Index Rate Assumption
Initial IO Period	For all loans for which Amortization Type During Initial Term is “Interest Only”, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date. Otherwise, number of payments between and including the First Payment Date and the payment before the commencement of the amortization term as sourced from Loan Agreement, Loan Amendment, Loan Modification, Security Instrument and Promissory Note
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months), subject to a minimum of 0
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date, subject to a minimum of 0
First Extension Floor	Equals the Mortgage Loan Index Floor
B-3

Attribute	Calculation Methodology
Second Extension Floor	Equals the Mortgage Loan Index Floor
Third Extension Floor	Equals the Mortgage Loan Index Floor
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Mortgage Loan Most Recent NOI DSCR	Most Recent NOI divided by Mortgage Loan Annual Debt Service Payment (P&I) ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent NCF divided by Mortgage Loan Annual Debt Service Payment (P&I) ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Most Recent NOI DSCR	Most Recent NOI divided by the product of i) Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) 365/360
Collateral Interest Most Recent NCF DSCR	Most Recent NCF divided by the product of i) Collateral Interest Cut-off Date Balance ($) and Pari Passu Funded Amount, ii) Collateral Interest Cut-off Date Interest Rate and iii) 365/360
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Most Recent NOI divided by Senior Participation Cut-off Date Balance
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Most Recent NCF divided by Senior Participation Cut-off Date Balance
Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Mortgage Loan Annual Debt Service Payment (Cap) ($)
B-4

Attribute	Calculation Methodology
Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of i) Senior Participation Annual Debt Service and ii) Senior Participation Annual Debt Service (Cap)
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of i) Senior Participation Annual Debt Service and ii) Senior Participation Annual Debt Service (Cap)
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Senior Participation Cut-off Date Balance
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Senior Participation Cut-off Date Balance
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the lesser of i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) and ii) Mortgage Loan Maturity Annual Debt Service (Cap) ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the lesser of i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) and ii) Mortgage Loan Maturity Annual Debt Service (Cap) ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the lesser of i) Senior Participation Maturity Annual Debt Service (P&I) ($) and ii) Senior Participation Maturity Annual Debt Service (Cap) ($)
Collateral Interest Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the lesser of i) Senior Participation Maturity Annual Debt Service (P&I) ($) and ii) Senior Participation Maturity Annual Debt Service (Cap) ($)
Collateral Interest Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Senior Participation Balloon Payment ($)
B-5

Attribute	Calculation Methodology
Collateral Interest Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Senior Participation Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the lesser of i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) and ii) Mortgage Loan Maturity Annual Debt Service (Cap) ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the lesser of i) Mortgage Loan Maturity Annual Debt Service (P&I) ($) and ii) Mortgage Loan Maturity Annual Debt Service (Cap) ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Mortgage Loan Balloon Balance ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Mortgage Loan Balloon Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the lesser of i) Senior Participation Maturity Annual Debt Service (P&I) ($) and ii) Senior Participation Maturity Annual Debt Service (Cap) ($)
Collateral Interest Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the lesser of i) Senior Participation Maturity Annual Debt Service (P&I) ($) and ii) Senior Participation Maturity Annual Debt Service (Cap) ($)
Collateral Interest Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Senior Participation Balloon Payment ($)
Collateral Interest Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Senior Participation Balloon Payment ($)
Subordinate Debt Interest Rate	Subordinate Debt Margin plus the greater of i) Subordinate Debt Index Assumption and ii) Subordinate Debt Index Floor
Total Debt Cut-off Date Balance ($)	Mortgage Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($). Set to “N/A” if Subordinate Debt (Y/N) is marked as N.
Subordinate Debt Annual Debt Service Payment (P&I) ($)	Product of i) Subordinate Debt Cut-off Date Balance ($), ii) Subordinate Debt Interest Rate and iii) 365/360.
Subordinate Debt Annual Debt Service at Cap ($)	Product of i) Subordinate Debt Cut-off Date Balance ($), ii) sum of (a) Subordinate Debt Margin and (b) Subordinate Debt Index Cap, and iii) 365/360.
B-6

Attribute	Calculation Methodology
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of i) the lesser of (a) Mortgage Loan Annual Debt Service Payment (P&I) ($) and (b) Mortgage Loan Annual Debt Service Payment (Cap) ($) and ii) the lesser of (a) Subordinate Debt Annual Debt Service Payment (P&I) ($) and (b) Subordinate Debt Annual Debt Service at Cap ($). Set to “N/A” if Subordinate Debt (Y/N) is marked as N.
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Remaining Call Protection (Cut-off Date)	Initial Prepayment Provision minus Seasoning (months)
Mortgage Loan Cut-off Date As-Is LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Senior Participation Cut-off Date Balance divided by As-Is Appraised Value ($)
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Senior Participation Balloon Payment ($) divided by Stabilized Appraised Value ($)
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Units
2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units
Subordinate Debt Rate Floor	Sum of i) Subordinate Debt Margin and ii) Subordinate Debt Index Floor
B-7

Attribute	Calculation Methodology
Subordinate Debt Rate Cap	Sum of i) Subordinate Debt Margin and ii) Subordinate Debt Index Cap
Subordinate Debt Index Assumption	Term SOFR Assumption rounded based on Subordinate Debt Index Rounding
Cut-off Date Total Debt Ann Debt Service ($)	Sum of i) Mortgage Loan Annual Debt Service Payment (P&I) ($) and ii) Subordinate Debt Annual Debt Service Payment (P&I) ($). Set to “N/A” if Subordinate Debt (Y/N) is marked as N.
Senior Participation Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) minus Junior Participation Cut-off Date Balance
Senior Participation Balloon Payment ($)	Mortgage Loan Balloon Balance ($) minus Junior Participation Balloon Payment ($)
Mortgage Loan Maturity Annual Debt Service (IO) ($)	Product of i) Mortgage Loan Balloon Balance ($), ii) Mortgage Loan Cut-off Date Interest Rate, and iii) 365/360.
Senior Participation Annual Debt Service	Product of i) Senior Participation Cut-off Date Balance, ii) Senior Participation Cut-off Date Interest Rate, and iii) 365/360. For Collateral Interests that have Amortization Type During Initial Term equal to “Amortizing Balloon” or "Partial IO", the average monthly payment during the Original Loan Term (Remaining), using the principal payments as sourced from the Loan Agreement, Loan Amendment, Loan Modification, Amortization Schedule, Security Instrument and Promissory Note and Mortgage Loan Cut-off Date Interest Rate, and multiplied by 12.
Senior Participation Annual Debt Service (Cap)	Product of i) Senior Participation Cut-off Date Balance, ii) sum of (a) Senior Participation Margin and (b) Mortgage Loan Index Cap, and iii) 365/360. For Collateral Interests that have Rate Type equal to “Fixed", set equal to “N/A”.
Senior Participation Maturity Annual Debt Service (P&I) ($)	Product of i) Senior Participation Balloon Payment ($), ii) Senior Participation Cut-off Date Interest Rate, and iii) 365/360. For Collateral Interests that have Amortization Type During Initial Term equal to “Partial IO”, the average monthly payment during the Original Loan Term (Remaining), using the principal payments as sourced from the Loan Agreement, Loan Amendment, Loan Modification, Amortization Schedule, Security Instrument and Promissory Note and Mortgage Loan Cut-off Date Interest Rate, and multiplied by 12.
B-8

Attribute	Calculation Methodology
Senior Participation Maturity Annual Debt Service (Cap) ($)	Product of i) Senior Participation Balloon Payment ($), ii) sum of (a) Senior Participation Margin and (b) Mortgage Loan Index Cap, and iii) 365/360. For Collateral Interests that have Rate Type equal to “Fixed", set equal to “N/A”.
Senior Participation Cut-off Date Interest Rate	Senior Participation Margin plus the greater of i) Index Rate Assumption, and ii) Mortgage Loan Index Floor
B-9

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Source Document(s) or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interests with Collateral Interest/Mortgaged Property Names equal to Surfhouse, Academy Distribution Center, Livano Pflugerville, Park West Village, Enclave at Raritan, Abri at West Iris, Chance's Court and Warwick Self Storage were not closed as of the date of this report. Therefore, we were not provided the final Promissory Note, Loan Agreement, Security Instrument, Mortgage, Cross-Collateralization Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, TIC Agreement, Cash Management Agreement, Rate Cap Confirmation, Company Underwritten Cash Flow Statement, Underwritten Rent Roll Statement, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Insurance Certificate or other Source Document(s) and we were instructed by the Company to assume that all “Compared Attributes” relating to these Collateral Interests and related Mortgaged Properties are accurate and not to perform any comparison procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and related Mortgaged Properties and Compared or Recomputed Attribute(s):
Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Hillcrest Care & Rehabilitation Center; Mala Stranana Rehabilitation Center & Assisted Living; Laurels Peak Care Rehabilitation Center & Laurels Edge Assisted Living; Oaklawn Care & Rehabilitation Center; Crystal Seasons Living Center; Lemay Avenue Health & Rehab Facility; Centre Avenue Health & Rehab Facility; Columbine Commons-The Lakes; Columbine West Health & Rehab Facility; Park Forest Care Center; The Addison of Erie Station; The Addison of Fairways; The Addison of Park Crescent; The Addison of Willow Pond; The Addison of Parklands; Bear Mountain at Worcester; Bear Mountain at West Springfield; Sixteen Acres Healthcare Center; Chestnut Hill of East Longmeadow; Bear Mountain at Andover; Belvidere Healthcare Center	Mortgage Loan Commitment Original Balance ($); Mortgage Loan Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($); Mortgage Loan Balloon Balance ($); Collateral Interest Cut-off Date Balance ($); Collateral Interest Balloon Balance ($); Senior Participation Cut-off Date Balance; Senior Participation Balloon Payment ($)	Allocate the values pro rata to the respective Mortgage Properties using the “As-Is Appraised Value ($)” allocations
C-1

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
The Reserves at Gashes Creek; Icon Apartments	Mortgage Loan Annual Debt Service Payment (P&I) ($); Mortgage Loan Annual Debt Service Payment (Cap) ($); Mortgage Loan Maturity Annual Debt Service (P&I) ($); Mortgage Loan Maturity Annual Debt Service (Cap) ($); Senior Participation Maturity Annual Debt Service (P&I) ($); Senior Participation Maturity Annual Debt Service (Cap) ($);Senior Participation Maturity Annual Debt Service (P&I) ($);Senior Participation Maturity Annual Debt Service (Cap) ($)	As per Amortization Schedule provided by the Company
Parkview Home for Adults	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield; Collateral Interest Underwritten Stabilized NOI DSCR; Collateral Interest Underwritten Stabilized NCF DSCR; Collateral Interest Underwritten Stabilized NOI Debt Yield; Collateral Interest Underwritten Stabilized NCF Debt Yield	Instructed by the Company to use Mortgage Loan Cut-off Date Balance ($) and lesser of Mortgage Loan Annual Debt Service Payment (P&I) ($) and Mortgage Loan Annual Debt Service Payment (Cap) ($) for the purposes of these calculations
Parkview Home for Adults	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR; Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield; Collateral Interest Appraisal Stabilized NOI DSCR; Collateral Interest Appraisal Stabilized NCF DSCR; Collateral Interest Appraisal Stabilized NOI Debt Yield; Collateral Interest Appraisal Stabilized NCF Debt Yield	Instructed by the Company to use Mortgage Loan Cut-off Date Balance ($) and lesser of Mortgage Loan Annual Debt Service Payment (P&I) ($) and Mortgage Loan Annual Debt Service Payment (Cap) ($) for the purposes of these calculations
C-2

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Rochester IL Portfolio; The Addison of Erie Station; The Addison of Fairways; The Addison of Park Crescent; The Addison of Willow Pond; The Addison of Parklands	Property Type; Specific Property Type	Provided by the Company
Ensley; Livano Pflugerville; Istana at Wurzbach; Views at Flowers; Evolve at the Pines; Gateway Apartments	Mortgage Loan Most Recent NOI DSCR; Collateral Interest Most Recent NOI DSCR	Set to 0.00x
Ensley; Cascade Colorado; Livano Pflugerville; Istana at Wurzbach; Views at Flowers; Evolve at the Pines; Gateway Apartments	Mortgage Loan Most Recent NCF DSCR; Collateral Interest Most Recent NCF DSCR	Set to 0.00x
Ensley; Livano Pflugerville; Istana at Wurzbach; Views at Flowers; Evolve at the Pines; Gateway Apartments	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield; Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to 0.0%
Ensley; Cascade Colorado; Livano Pflugerville; Istana at Wurzbach; Views at Flowers; Evolve at the Pines; Gateway Apartments	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield; Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to 0.0%

Flow Fort Lauderdale; Trylon Tower; Ensley; Cadence at Cates Creek; Surfhouse; Icon Apartments; Livano Pflugerville;

Park West Village; Istana at Wurzbach; Views at Flowers; Abri at West Iris; Evolve at the Pines; The Gin Mill; Lusso Apartments; Vue at Sonoma Verde; Gateway Apartments; Deseo Grande; Madison Park

	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR; Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR;	Set to 1.00x
Flow Fort Lauderdale; Trylon Tower; Ensley; Surfhouse; Livano Pflugerville; Park West Village; Istana at Wurzbach; Views at Flowers; Abri at West Iris; Evolve at the Pines; The Gin Mill; Lusso Apartments; Vue at Sonoma Verde; Gateway Apartments; Deseo Grande; Madison Park	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR; Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to 1.00x
C-3

Collateral Interest/Mortgaged Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Surfhouse; Evolve at the Pines; Gateway Apartments; Deseo Grande; Madison Park	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield; Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield; Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield; Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to 0.0%
Surfhouse; Abri at West Iris; Evolve at the Pines; Gateway Apartments; Deseo Grande; Madison Park	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield; Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to 0.0%
Cadence at Cates Creek; Icon Apartments; The Gin Mill	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Set to 1.00x
Icon Apartments; The Gin Mill	Collateral Interest Underwritten Stabilized NOI DSCR	Set to 1.00x
Cadence at Cates Creek; Icon Apartments; The Gin Mill	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Set to 1.00x
Icon Apartments; The Gin Mill	Collateral Interest Underwritten Stabilized NCF DSCR	Set to 1.00x
Icon Apartments; The Gin Mill	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR; Collateral Interest Appraisal Stabilized NOI DSCR	Set to 1.00x
Icon Apartments; The Gin Mill	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR; Collateral Interest Appraisal Stabilized NCF DSCR	Set to 1.00x
Istana at Wurzbach	Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x

C-4